ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 20.1%
	AEROSPACE & DEFENSE - 3.4%
3,880	General Electric Company	$ 1,190,345
4,109	Huntington Ingalls Industries, Inc.	1,727,875
4,657	Woodward, Inc.	1,480,181
		4,398,401
	ASSET MANAGEMENT - 0.8%
3,184	Affiliated Managers Group, Inc.	996,879

	BIOTECH & PHARMA - 1.3%
77,026	Roivant Sciences Ltd.(a)	1,665,302

	CHEMICALS - 0.7%
1,395	NewMarket Corporation	935,752

	ENTERTAINMENT CONTENT - 0.9%
5,717	Electronic Arts, Inc.	1,165,811

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
2,992	RBC Bearings, Inc.(a)	1,495,012

	INDUSTRIAL SUPPORT SERVICES - 0.8%
23,636	Fastenal Company	1,024,857

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
12,975	Nasdaq, Inc.	1,257,147

	INSURANCE - 0.9%
10,940	Loews Corporation	1,154,936

	METALS & MINING - 2.3%
16,480	Anglogold Ashanti plc	1,530,498
13,487	Newmont Corporation	1,515,264
		3,045,762
	SEMICONDUCTORS - 2.2%
7,104	Advanced Micro Devices, Inc.(a)	1,681,730

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares					Fair Value
	COMMON STOCKS — 20.1% (Continued)
	SEMICONDUCTORS - 2.2% (Continued)
6,311	NVIDIA Corporation				$ 1,206,221
					2,887,951
	SOFTWARE - 1.8%
6,467	Palantir Technologies, Inc., Class A(a)				947,998
60,814	QXO, Inc.(a)				1,348,854
					2,296,852
	SPECIALTY FINANCE - 0.8%
59,477	Rocket Companies, Inc., Class A(a)				1,066,423

	TECHNOLOGY HARDWARE - 0.9%
2,965	Lumentum Holdings, Inc.(a)				1,161,806

	TELECOMMUNICATIONS - 1.1%
24,054	Millicom International Cellular S.A.				1,468,016

	TOTAL COMMON STOCKS (Cost $21,864,381)				26,020,907

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.3%
	ASSET MANAGEMENT — 2.7%
1,150,000	Ares Capital Corporation		5.5000	09/01/30	$ 1,156,821
750,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	749,241
500,000	Blackstone Secured Lending Fund		5.3000	06/30/30	496,267
175,000	Charles Schwab Corporation (The)(c)	US0003M + 2.575%	5.0000	Perpetual	174,130
897,000	FS KKR Capital Corporation		3.1250	10/12/28	828,202
116,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	116,156
					3,520,817
	AUTOMOTIVE — 4.9%
750,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	754,366
200,000	Ford Motor Credit Company, LLC		2.9000	02/16/28	193,632
500,000	Ford Motor Credit Company, LLC		2.9000	02/10/29	473,931
950,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	904,462

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.4% (Continued)
	AUTOMOTIVE — 4.9% (Continued)
875,000	General Motors Financial Company, Inc.(c)	H15T5Y + 4.997%	5.7000	Perpetual	$ 878,635
275,000	Nissan Motor Acceptance Company, LLC(b)		1.8500	09/16/26	269,481
250,000	Nissan Motor Acceptance Company, LLC(b)		5.3000	09/13/27	250,923
800,000	Nissan Motor Acceptance Company, LLC(b)		2.4500	09/15/28	744,672
525,000	Nissan Motor Acceptance Company, LLC(b)		5.5500	09/13/29	523,725
475,000	Nissan Motor Acceptance Company, LLC(b)		6.1250	09/30/30	473,997
175,000	Nissan Motor Acceptance Corporation(b)		2.0000	03/09/26	174,338
700,000	Stellantis Finance US, Inc.(b)		5.3500	03/17/28	715,620
					6,357,782
	BANKING — 10.8%
100,000	Bank of America Corporation(c)	H15T5Y + 3.231%	6.1250	Perpetual	101,352
2,015,000	Bank of America Corporation(c)	H15T5Y + 2.760%	4.3750	Perpetual	2,005,691
1,525,000	Bank of Nova Scotia (The)(c)	H15T5Y + 2.613%	3.6250	10/27/81	1,490,915
150,000	BNP Paribas S.A.(b),(c)	H15T5Y + 2.944%	4.5000	Perpetual	140,936
1,350,000	BNP Paribas S.A.(b),(c)	H15T5Y + 3.196%	4.6250	Perpetual	1,350,072
2,062,000	Citigroup, Inc. Series Y(c)	H15T5Y + 3.000%	4.1500	Perpetual	2,049,626
573,000	Citizens Financial Group, Inc.(c)	H15T5Y + 3.215%	4.0000	Perpetual	569,884
500,000	Credit Agricole S.A.(b)		3.2500	01/14/30	477,198
547,000	KeyCorporation(c)	TSFR3M + 3.606%	5.0000	Perpetual	547,814
845,000	M&T Bank Corporation(c)	H15T5Y + 2.679%	3.5000	Perpetual	830,398
400,000	National Bank of Canada		5.0000	07/24/30	400,038
803,000	PNC Financial Services Group, Inc. (The)(c)	H15T5Y + 2.595%	3.4000	Perpetual	791,144
400,000	Royal Bank of Canada		5.0000	12/30/30	400,111
1,846,000	US Bancorp(c)	SOFR + 2.914%	5.3000	Perpetual	1,849,722
910,000	US Bancorp(c)	H15T5Y + 2.541%	3.7000	Perpetual	897,745
					13,902,646
	BIOTECH & PHARMA — 0.4%
570,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	565,760

	COMMERCIAL SUPPORT SERVICES — 1.0%
1,355,000	Aramark Services, Inc.(b)		5.0000	02/01/28	1,355,001

	ELECTRIC UTILITIES — 3.8%
846,000	American Electric Power Company, Inc.(c)	H15T5Y + 2.675%	3.8750	02/15/62	834,250

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.4% (Continued)
	ELECTRIC UTILITIES — 3.8% (Continued)
568,000	CenterPoint Energy, Inc.(c)	H15T5Y + 3.254%	7.0000	02/15/55	595,845
468,000	CMS Energy Corporation 4.75%(c)	H15T5Y + 4.116%	4.7500	06/01/50	462,703
1,443,000	Duke Energy Corporation(c)	H15T5Y + 2.321%	3.2500	01/15/82	1,408,269
1,636,000	Sempra(c)	H15T5Y + 2.868%	4.1250	04/01/52	1,621,839
					4,922,906
	ENTERTAINMENT CONTENT — 0.6%
825,000	Univision Communications, Inc.(b)		4.5000	05/01/29	788,350

	HEALTH CARE FACILITIES & SERVICES — 0.3%
350,000	Charles River Laboratories International, Inc.(b)		4.2500	05/01/28	345,817

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
500,000	Bank of New York Mellon Corporation (The)(c)	H15T5Y + 2.297%	6.3000	Perpetual	517,858
275,000	Bank of New York Mellon Corporation (The)(c)	H15T5Y + 2.630%	3.7500	Perpetual	270,873
					$ 788,731
	LEISURE FACILITIES & SERVICES — 5.0%
1,125,000	Boyd Gaming Corporation		4.7500	12/01/27	1,125,129
600,000	Caesars Entertainment, Inc.(b)		4.6250	10/15/29	576,314
875,000	International Game Technology plc(b)		5.2500	01/15/29	874,624
200,000	Light & Wonder International Inc(b)		7.5000	09/01/31	209,930
1,080,000	Penn National Gaming, Inc.(b)		5.6250	01/15/27	1,078,870
1,225,000	Penn National Gaming, Inc.(b)		4.1250	07/01/29	1,137,621
875,000	Scientific Games International, Inc.(b)		7.2500	11/15/29	898,759
575,000	Station Casinos, LLC(b)		4.5000	02/15/28	572,785
					6,474,032
	OIL & GAS PRODUCERS — 1.4%
706,000	Enbridge, Inc.(c)	TSFR3M + 3.680%	5.5000	07/15/77	705,261
801,000	Energy Transfer, L.P.(c)	TSFR3M + 4.155%	6.6250	Perpetual	812,060
270,000	Occidental Petroleum Corporation		7.0000	11/15/27	281,078
					1,798,399
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3000	01/15/29	509,877
1,025,000	SBA Communications Corporation		3.8750	02/15/27	1,017,912
175,000	VICI Properties LP / VICI Note Co Inc(b)		4.6250	12/01/29	175,127

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.7% (Continued)
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(b)		4.1250	08/15/30	$ 485,515
					2,188,431
	SPECIALTY FINANCE — 7.6%
825,000	AIR Lease Corp Sukuk Ltd.(b)		5.8500	04/01/28	843,786
592,000	Air Lease Corporation(c)	H15T5Y + 4.076%	4.6500	Perpetual	591,466
2,098,000	Air Lease Corporation(c)	H15T5Y + 3.149%	4.1250	Perpetual	2,086,004
1,199,000	Ally Financial, Inc. Series B(c)	H15T5Y + 3.868%	4.7000	Perpetual	1,191,743
1,220,000	Ally Financial, Inc.(c)	H15T7Y + 3.481%	4.7000	Perpetual	1,169,750
1,857,000	American Express Company(c)	H15T5Y + 2.854%	3.5500	Perpetual	1,839,275
250,000	Aviation Capital Group, LLC(b)		5.1250	04/10/30	254,162
705,000	Capital One Financial Corporation(c)	H15T5Y + 3.157%	3.9500	Perpetual	699,751
250,000	Capital One Financial Corporation	TSFR3M + 3.338%	5.5000	Perpetual	251,648
150,000	OneMain Finance Corporation		3.8750	09/15/28	145,964
700,000	Synchrony Financial		5.1500	03/19/29	710,790
					9,784,339
	TRANSPORTATION & LOGISTICS — 0.6%
175,000	Air Canada(b)		3.8750	08/15/26	174,444
600,000	United Airlines, Inc.(b)		4.6250	04/15/29	599,732
					774,176
	TOTAL CORPORATE BONDS (Cost $53,094,356)				53,567,187

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 3.8%
	ASSET MANAGEMENT — 0.5%
625,000	Charles Schwab Corporation (The)(c)		4.0000	Perpetual	622,641

	BANKING — 1.8%
1,400,000	First Citizens BancShares, Inc.(b),(c)		7.9570	Perpetual	1,432,697
920,000	Wells Fargo & Company(c)		3.9000	03/15/69	919,368
					2,352,065

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 3.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
550,000	Bank of New York Mellon Corporation (The) Series H(c)		3.7000	Perpetual	$ 549,186
700,000	Goldman Sachs Group, Inc. (The)(c)		3.6500	Perpetual	696,848
					1,246,034
	OIL & GAS PRODUCERS — 0.5%
725,000	Energy Transfer, L.P.(c)		6.5000	Perpetual	728,697

	TOTAL PREFERRED STOCK (Cost $4,924,854)				4,949,437

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 29.7%
	U.S. TREASURY BILLS — 29.7%
38,500,000	United States Treasury Bill(d)		3.4500	03/05/26	38,380,335

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $38,373,500)				38,380,335

	TOTAL INVESTMENTS - 95.1% (Cost $118,257,091)				$ 122,917,866
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.9%				6,411,671
	NET ASSETS - 100.0%				$ 129,329,537

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
370	CME E-Mini Standard & Poor's 500 Index Future	Interactive Broker	03/20/2026	$ 128,866,375	$ 1,588,675
	TOTAL FUTURES CONTRACTS

CME	- Chicago Mercantile Exchange
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR	- United States Secured SOFR Overnight Financing Index
TSFRM	- Term SOFR Secured Overnight Financing Rate 3 month
US0003M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $16,924,495 or 13.1% of net assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2026.
(d)	Zero coupon bond.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.